Fair Value Measurement - Fair Value - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 1,650,394	$ 1,480,165
Western Refining, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	874,620	877,241
Northern Tier Energy LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	353,893	354,692
Western Refining Logistics, LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	438,928	269,000
7.125% NTI Secured Notes, due 2020 [Member] | Senior Notes [Member] | Northern Tier Energy LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	353,893	354,692
Fair Value, Inputs, Level 2 [Member] | Western Refining, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	867,178	878,360
Fair Value, Inputs, Level 2 [Member] | Northern Tier Energy LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	360,500	351,313
Fair Value, Inputs, Level 2 [Member] | Western Refining Logistics, LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 439,000	$ 269,000